Reclamation Bonds	12 Months Ended
Dec. 31, 2017
Disclosure of Reclamation Bonds [Abstract]
Reclamation Bonds

NOTE 8 - Reclamation Bonds

In relation to its exploration and evaluation assets, the Company has posted reclamation bonds as at December 31, 2017 of $1,248,817 (US$965,471) (2016 - $977,718 (US$728,174)).